Expense Example - FidelityHealthyFutureFund-RetailPRO - FidelityHealthyFutureFund-RetailPRO - Fidelity Healthy Future Fund - Fidelity Healthy Future Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 107
3 years	629
5 years	1,238
10 years	$ 2,884